Work in Progress, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Work in Progress

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Unbilled receivable concessions in progress	—	28,413	—	32,212
Work in Progress	61,804	—	28,538	—

	61,804	28,413	28,538	32,212